Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		€ (268.3)	€ (278.7)
Changes in deferred tax liability (asset) [abstract]
Acquired in business combinations		0.0	(0.3)
Recognized in Statement of Profit or Loss		2.3	19.9
Recognized in Other Comprehensive Income	€ (6.6)	3.0	(9.1)
Movement in foreign exchange		(0.4)	(0.1)
Closing balance	(278.7)	(263.4)	(268.3)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		(23.3)	(5.3)
Changes in deferred tax liability (asset) [abstract]
Acquired in business combinations		0.0	(0.3)
Recognized in Statement of Profit or Loss		8.2	(17.2)
Movement in foreign exchange		(0.1)	(0.5)
Closing balance	(5.3)	(15.2)	(23.3)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		(291.3)	(315.8)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss		(3.7)	24.1
Movement in foreign exchange			0.4
Closing balance	(315.8)	(295.0)	(291.3)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		27.7	32.7
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss		2.5	1.3
Recognized in Other Comprehensive Income		(2.0)	(6.3)
Closing balance	32.7	28.2	27.7
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		18.9	0.0
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss		(3.0)	18.9
Movement in foreign exchange		(0.3)
Closing balance	0.0	15.6	18.9
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		(3.3)	0.2
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss		(0.3)	(0.7)
Recognized in Other Comprehensive Income		5.0	(2.8)
Closing balance	0.2	1.4	(3.3)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance		3.0	9.5
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss		(1.4)	(6.5)
Closing balance	€ 9.5	€ 1.6	€ 3.0